MINERAL RIGHTS AND PROPERTIES	12 Months Ended
Mar. 31, 2021
Disclosure of mineral rights and properties [Abstract]
MINERAL RIGHTS AND PROPERTIES
9.	MINERAL RIGHTS AND PROPERTIES

Mineral rights and properties consist of:

	Producing and development properties			Exploration and evaluation properties
Cost	Ying Mining District	BYP	GC	XHP	RZY	La Yesca	Total
Balance as at April 1, 2019	$288,453	$64,305	$107,161	$20,909	$174	$-	$481,002
Capitalized expenditures	23,871	6	1,617	-	-	-	25,494
Mine right fees	797	-	-	-	-	-	797
Environmental rehabiliation	(4,299)	39	239	-	-	-	(4,021)
Disposition	-	-	-	(20,485)	-	-	(20,485)
Foreign currecy translation impact	(15,686)	(778)	(5,706)	(424)	(10)	-	(22,604)
Balance as at March 31, 2020	$293,136	$63,572	$103,311	$-	$164	$-	$460,183
Capitalized expenditures	31,138	30	3,890	-	-	87	35,145
Acquisition (Note 3)	-	-	-	-	-	16,660	16,660
Environmental rehabiliation	(1,268)	(135)	(207)	-	-	-	(1,610)
Foreign currecy translation impact	24,994	1,142	8,616	-	21	-	34,773
Ending balance as at March 31, 2021	$348,000	$64,609	$115,610	$-	$185	$16,747	$545,151
Impairment and accumulated depletion
Balance as at April 1, 2019	$(91,179)	$(57,083)	$(80,491)	$(13,155)	$(174)	$-	$(242,082)
Depletion	(14,282)	-	(2,165)	-	-	-	(16,447)
Disposition	-	-	-	12,888	-	-	12,888
Foreign currecy translation impact	5,071	395	4,301	267	10	-	10,044
Balance as at March 31, 2020	$(100,390)	$(56,688)	$(78,355)	$-	$(164)	$-	$(235,597)
Depletion	(13,921)	-	(2,419)	-	-	-	(16,340)
Foreign currecy translation impact	(8,666)	(576)	(6,522)	-	(21)	-	(15,785)
Ending balance as at March 31, 2021	$(122,977)	$(57,264)	$(87,296)	$-	$(185)	$-	$(267,722)
Carrying amounts
Balance as at March 31, 2020	$192,746	$6,884	$24,956	$-	$-	$-	$224,586
Ending balance as at March 31, 2021	$225,023	$7,345	$28,314	$-	$-	$16,747	$277,429